Schedule II Condensed Financial Information of Parent Company - STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
REVENUES
Total net investment income (loss)												$ 3,082	$ 2,665		$ 2,450
Other Income		$ 135			$ 102					$ 376	$ 356	445	402		419
Total revenues		1,083	$ 2,966	$ 2,874	2,806	$ 2,844		$ 5,840	$ 6,732	6,923	9,538	12,460	11,763		10,043
EXPENSES
Interest expense		65			42					171	115	160	174		136
Other operating costs and expenses (includes $1, $2, $3 and $6 of deferred policy acquisition costs, respectively)		430			450					1,349	1,608	2,076	1,516		1,585
Income tax (expense) benefit		175	(61)	(91)	59	(37)	$ (21)	(152)	41	23	100	(49)	(378)		222
Net income (loss)		(443)	261	337	106	(184)		598	524	155	630	1,257	1,649		650
Total comprehensive income (loss) attributable to Holdings	$ 1,254	$ (496)	164	214	$ 10	(277)		378	341	$ (118)	351	834	1,254		325
Impact of Adjustments
REVENUES
Total revenues			4	39		14		43	20		43	(54)	(138)	[1],[2]	(19)
EXPENSES
Income tax (expense) benefit			(2)	(12)		(7)		(14)	(13)		(63)	(8)	(24)	[1],[2]	10
Net income (loss)			6	46		13		52	23		159	(16)	79	[1],[2],[3]	(9)
Total comprehensive income (loss) attributable to Holdings			$ 6	$ 46		$ 13		$ 52	$ 23		$ 159	(16)	57	[1],[2]	(5)
Parent | Impact of Adjustments
REVENUES
Equity in income (losses) from continuing operations of consolidated subsidiaries												863	1,293		353
Total net investment income (loss)												8	7		15
Other Income															2
Total revenues												871	1,300		370
EXPENSES
Interest expense												31	27		23
Other operating costs and expenses (includes $1, $2, $3 and $6 of deferred policy acquisition costs, respectively)												22	26		24
Total expenses												53	53		47
Income (loss) from continuing operations, before income taxes												818	1,247		323
Income tax (expense) benefit												16	7		2
Net income (loss)												834	1,254		325
Other comprehensive income (loss), tax												816	(276)		(937)
Total comprehensive income (loss) attributable to Holdings												$ 1,647	$ 1,010		$ (590)

[1]	As discussed above, the restated financial statements correct for the additional errors identified during the third quarter of 2018. The additional errors included in this column had the following impact in millions: (a) Income (loss) from continuing operations, before income taxes $(27); (b) Net income (loss) $(18); (c) Comprehensive income (loss) $(18)
[2]	Excludes expense of $7 million in securities sold under agreement to repurchase.
[3]	Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.